Income taxes (Details 2) $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Tax losses | $		$ 614		$ 901
Temporary differences | $		(3)		(5)
Less: valuation allowances | $		(469)		(901)
Net deferred tax assets / (liabilities) | $		$ 142		$ (5)
ZHEJIANG TIANLAN
Tax losses	¥ 594,000		¥ 0
Allowance for doubtful debts	6,188,000		6,184,000
Deferred government grant	583,000		750,000
Impairment losses on assets	6,940,000		6,705,000
Net deferred tax assets	¥ 14,305,000		¥ 13,639,000